Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ (496.3)	$ (16.6)	$ (2,101.5)	$ (1,365.5)
Defined contribution plans	2,609.7		2,568.9	2,369.9
Defined benefit plans	259.6		281.8	271.5
Depreciation of property, plant and equipment	281,411.8	9,408.6	288,124.9	255,796.0
Amortization of intangible assets	5,472.4	183.0	4,421.4	4,346.7
Research and development costs expensed as incurred	91,418.7	$ 3,056.5	85,895.6	80,732.5
Post-employment benefits	2,869.3		2,850.7	2,641.4
Depreciation of property, plant and equipment and right-of-use assets [members]
Expense by nature [line items]
Cost of revenue	256,530.9		264,804.7	235,985.2
Operating expenses	24,856.7		23,292.3	19,746.3
Other operating income and expenses	24.2		27.9	64.5
Amortization of intangible assets [members]
Expense by nature [line items]
Cost of revenue	3,069.9		2,073.5	2,135.5
Operating expenses	2,402.5		2,347.9	2,211.2
Employee benefits expenses [members]
Expense by nature [line items]
Cost of revenue	64,702.0		63,597.7	61,026.1
Operating expenses	45,282.6		44,617.2	43,104.0
Defined contribution plans	2,609.7		2,568.9	2,369.9
Defined benefit plans	259.6		281.8	271.5
Other employee benefits	107,115.3		105,364.2	101,488.7
Employee benefits expenses	$ 109,984.6		$ 108,214.9	$ 104,130.1